MERGER AND ACQUISITIONS - Supplemental Pro Forma Information Related to Business Acquisitions (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Business Combinations [Abstract]
Net sales	$ 11,113.2	$ 10,832.1
Net earnings attributable to common shareowners	$ 549.2	$ 492.1
Diluted earnings per share-continuing operations (USD per share)	$ 3.46	$ 2.95